CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (15,040)	$ (9,348)	$ (8,659)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,575	4,312	4,359
Share-based compensation	8,000	5,198	3,420
Capital loss	0	18	0
Increase (decrease) in accrued severance pay, net	(58)	128	(54)
Decrease (increase) in other assets	1,006	(2,048)	(326)
Decrease in accrued interest and amortization of premium on available-for sale marketable securities	182	357	343
Decrease (increase) in operating lease right-of-use asset	(4,055)	1,910	(6,368)
Increase (decrease) in operating leases liability	3,604	(2,323)	6,971
Decrease (increase) in trade receivables	(16,787)	8,323	(2,915)
Decrease (increase) in other receivables and prepaid expenses	4,902	(7,272)	(3,168)
Decrease (increase) in inventories	1,494	(1,918)	(253)
Decrease (increase) in long-term deferred taxes, net	420	96	(236)
Increase (decrease) in trade payables	1,848	(9,584)	3,863
Increase in employees and payroll accruals	458	2,047	4,635
Increase (decrease) in deferred revenues	1,640	(5,182)	23,520
Increase (decrease) in other payables and accrued expenses	(1,559)	3,061	(9,040)
Net cash provided by (used in) operating activities	(8,370)	(12,225)	16,092
Cash flows from investing activities:
Decrease (increase) in restricted deposits	(280)	32,896	(33,374)
Redemption of (Investment in) short-term deposits	(13,495)	(41,883)	16,986
Purchase of property and equipment	(7,642)	(7,582)	(3,708)
Investment in available-for sale marketable securities	0	(1,219)	(39,950)
Proceeds from sales and maturity of available-for sale marketable securities	15,094	34,847	43,555
Net cash provided by (used in) investing activities	(6,323)	17,059	(16,491)
Cash flows from financing activities:
Proceeds from exercise of share options	2,811	1,835	993
Net cash provided by financing activities	2,811	1,835	993
Increase (decrease) in cash and cash equivalents	(11,882)	6,669	594
Cash and cash equivalents at the beginning of the year	23,599	16,930	16,336
Cash and cash equivalents at the end of the year	11,717	23,599	16,930
Cash paid during the year for:
Taxes	633	410	473
Non-cash activity:
Right-of-use assets obtained in the exchange for operating lease liabilities	$ 6,746	$ 1,080	$ 1,208